Calvert
VP S&P 500® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 96.8%

Security	Shares	Value
Aerospace & Defense — 1.7%
Boeing Co. (The)(1)	6,842	$ 1,453,446
General Dynamics Corp.	2,768	631,685
Howmet Aerospace, Inc.	4,444	188,292
Huntington Ingalls Industries, Inc.	492	101,854
L3Harris Technologies, Inc.	2,298	450,960
Lockheed Martin Corp.	2,767	1,308,044
Northrop Grumman Corp.	1,746	806,163
Raytheon Technologies Corp.	17,930	1,755,885
Textron, Inc.	2,603	183,850
TransDigm Group, Inc.	634	467,290
		$7,347,469
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	1,421	$141,205
Expeditors International of Washington, Inc.	2,036	224,204
FedEx Corp.	2,890	660,336
United Parcel Service, Inc., Class B	8,899	1,726,317
		$2,752,062
Automobile Components — 0.1%
Aptiv PLC(1)	3,334	$374,042
BorgWarner, Inc.	2,948	144,776
		$518,818
Automobiles — 1.9%
Ford Motor Co.	48,604	$612,411
General Motors Co.	17,149	629,025
Tesla, Inc.(1)	32,898	6,825,019
		$8,066,455
Banks — 3.0%
Bank of America Corp.	85,198	$2,436,663
Citigroup, Inc.	23,679	1,110,308
Citizens Financial Group, Inc.	6,022	182,888
Comerica, Inc.	1,732	75,203
Fifth Third Bancorp	8,445	224,975
First Republic Bank(2)	2,287	31,995
Huntington Bancshares, Inc.	17,749	198,789
JPMorgan Chase & Co.	35,904	4,678,650
KeyCorp	11,262	141,000
M&T Bank Corp.	2,084	249,184
PNC Financial Services Group, Inc. (The)	4,868	618,723
Regions Financial Corp.	11,279	209,338
Signature Bank	795	146
Security	Shares	Value
Banks (continued)
SVB Financial Group(1)	727	$ 658
Truist Financial Corp.	16,324	556,648
U.S. Bancorp	16,640	599,872
Wells Fargo & Co.	46,461	1,736,712
Zions Bancorp NA	1,934	57,885
		$ 13,109,637
Beverages — 1.8%
Brown-Forman Corp., Class B	2,396	$ 153,991
Coca-Cola Co. (The)	47,405	2,940,532
Constellation Brands, Inc., Class A	1,961	442,970
Keurig Dr Pepper, Inc.	10,456	368,888
Molson Coors Beverage Co., Class B	2,269	117,262
Monster Beverage Corp.(1)	9,412	508,342
PepsiCo, Inc.	16,780	3,058,994
		$7,590,979
Biotechnology — 2.2%
AbbVie, Inc.	21,649	$3,450,201
Amgen, Inc.	6,507	1,573,067
Biogen, Inc.(1)	1,738	483,216
Gilead Sciences, Inc.	15,320	1,271,101
Incyte Corp.(1)	2,229	161,090
Moderna, Inc.(1)	3,988	612,477
Regeneron Pharmaceuticals, Inc.(1)	1,315	1,080,496
Vertex Pharmaceuticals, Inc.(1)	3,098	976,087
		$9,607,735
Broadline Retail — 2.7%
Amazon.com, Inc.(1)	109,084	$11,267,286
eBay, Inc.	6,550	290,624
Etsy, Inc.(1)	1,617	180,021
		$11,737,931
Building Products — 0.4%
A.O. Smith Corp.	1,597	$110,432
Allegion PLC	1,081	115,375
Carrier Global Corp.	10,357	473,833
Johnson Controls International PLC	8,477	510,485
Masco Corp.	2,775	137,973
Trane Technologies PLC	2,852	524,711
		$1,872,809
Capital Markets — 2.7%
Ameriprise Financial, Inc.	1,285	$393,853
Bank of New York Mellon Corp. (The)	9,050	411,232

Calvert
VP S&P 500® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
BlackRock, Inc.	1,836	$ 1,228,504
Cboe Global Markets, Inc.	1,329	178,405
Charles Schwab Corp. (The)	18,622	975,420
CME Group, Inc.	4,342	831,580
FactSet Research Systems, Inc.	493	204,639
Franklin Resources, Inc.	3,777	101,752
Goldman Sachs Group, Inc. (The)	4,133	1,351,946
Intercontinental Exchange, Inc.	6,742	703,123
Invesco, Ltd.	5,598	91,807
MarketAxess Holdings, Inc.	454	177,646
Moody's Corp.	1,942	594,291
Morgan Stanley(3)	15,908	1,396,722
MSCI, Inc.	991	554,653
Nasdaq, Inc.	4,171	228,029
Northern Trust Corp.	2,650	233,545
Raymond James Financial, Inc.	2,384	222,356
S&P Global, Inc.	4,008	1,381,838
State Street Corp.	4,429	335,231
T. Rowe Price Group, Inc.	2,778	313,636
		$11,910,208
Chemicals — 1.7%
Air Products & Chemicals, Inc.	2,677	$768,861
Albemarle Corp.	1,414	312,551
Celanese Corp.	1,227	133,608
CF Industries Holdings, Inc.	2,452	177,746
Corteva, Inc.	8,844	533,382
Dow, Inc.	8,495	465,696
DuPont de Nemours, Inc.	5,578	400,333
Eastman Chemical Co.	1,448	122,124
Ecolab, Inc.	2,991	495,100
FMC Corp.	1,617	197,484
International Flavors & Fragrances, Inc.	3,078	283,053
Linde PLC	6,020	2,139,749
LyondellBasell Industries NV, Class A	3,131	293,970
Mosaic Co. (The)	4,249	194,944
PPG Industries, Inc.	2,837	378,966
Sherwin-Williams Co. (The)	2,903	652,507
		$7,550,074
Commercial Services & Supplies — 0.5%
Cintas Corp.	1,042	$482,113
Copart, Inc.(1)	5,350	402,373
Republic Services, Inc.	2,479	335,210
Rollins, Inc.	2,835	106,398
Security	Shares	Value
Commercial Services & Supplies (continued)
Waste Management, Inc.	4,509	$ 735,734
		$ 2,061,828
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	3,033	$ 509,119
Cisco Systems, Inc.	50,272	2,627,969
F5, Inc.(1)	733	106,791
Juniper Networks, Inc.	3,970	136,648
Motorola Solutions, Inc.	2,018	577,410
		$3,957,937
Construction & Engineering — 0.1%
Quanta Services, Inc.	1,760	$293,286
		$293,286
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	749	$265,940
Vulcan Materials Co.	1,604	275,182
		$541,122
Consumer Finance — 0.5%
American Express Co.	7,306	$1,205,125
Capital One Financial Corp.	4,724	454,260
Discover Financial Services	3,362	332,300
Synchrony Financial	5,438	158,137
		$2,149,822
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	5,428	$2,697,011
Dollar General Corp.	2,723	573,083
Dollar Tree, Inc.(1)	2,598	372,943
Kroger Co. (The)	7,863	388,196
Sysco Corp.	6,270	484,232
Target Corp.	5,556	920,240
Walgreens Boots Alliance, Inc.	8,971	310,217
Walmart, Inc.	17,075	2,517,709
		$8,263,631
Containers & Packaging — 0.3%
Amcor PLC	17,974	$204,544
Avery Dennison Corp.	1,056	188,950
Ball Corp.	4,002	220,550
International Paper Co.	4,455	160,647
Packaging Corp. of America	1,173	162,848
Sealed Air Corp.	1,746	80,159

Calvert
VP S&P 500® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Containers & Packaging (continued)
WestRock Co.	3,189	$ 97,169
		$ 1,114,867
Distributors — 0.1%
Genuine Parts Co.	1,741	$ 291,287
LKQ Corp.	3,246	184,243
Pool Corp.	471	161,289
		$ 636,819
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	86,978	$1,674,326
Verizon Communications, Inc.	51,220	1,991,946
		$3,666,272
Electric Utilities — 1.8%
Alliant Energy Corp.	3,139	$167,622
American Electric Power Co., Inc.	6,203	564,411
Constellation Energy Corp.	4,022	315,727
Duke Energy Corp.	9,295	896,689
Edison International	4,610	325,420
Entergy Corp.	2,564	276,245
Evergy, Inc.	2,872	175,537
Eversource Energy	4,264	333,701
Exelon Corp.	12,266	513,823
FirstEnergy Corp.	6,680	267,601
NextEra Energy, Inc.	24,192	1,864,719
NRG Energy, Inc.	2,894	99,235
PG&E Corp.(1)	19,623	317,304
Pinnacle West Capital Corp.	1,540	122,030
PPL Corp.	9,209	255,918
Southern Co. (The)	13,302	925,553
Xcel Energy, Inc.	6,815	459,603
		$7,881,138
Electrical Equipment — 0.5%
AMETEK, Inc.	2,772	$402,855
Eaton Corp. PLC	4,801	822,603
Emerson Electric Co.	6,957	606,233
Generac Holdings, Inc.(1)	805	86,948
Rockwell Automation, Inc.	1,421	416,993
		$2,335,632
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	7,183	$586,995
CDW Corp.	1,664	324,297
Corning, Inc.	9,530	336,218
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.(1)	2,158	$ 348,474
TE Connectivity, Ltd.	3,936	516,206
Teledyne Technologies, Inc.(1)	595	266,179
Trimble, Inc.(1)	3,202	167,849
Zebra Technologies Corp., Class A(1)	637	202,566
		$ 2,748,784
Energy Equipment & Services — 0.4%
Baker Hughes Co.	12,451	$ 359,336
Halliburton Co.	10,961	346,806
Schlumberger, Ltd.	17,407	854,684
		$1,560,826
Entertainment — 1.4%
Activision Blizzard, Inc.	8,761	$749,854
Electronic Arts, Inc.	3,251	391,583
Live Nation Entertainment, Inc.(1)	1,774	124,180
Netflix, Inc.(1)	5,427	1,874,920
Take-Two Interactive Software, Inc.(1)	2,042	243,610
Walt Disney Co. (The)(1)	22,351	2,238,006
Warner Bros. Discovery, Inc.(1)	27,187	410,524
		$6,032,677
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B(1)	22,058	$6,810,849
Fidelity National Information Services, Inc.	7,163	389,166
Fiserv, Inc.(1)	7,665	866,375
FleetCor Technologies, Inc.(1)	923	194,614
Global Payments, Inc.	3,203	337,084
Jack Henry & Associates, Inc.	929	140,019
Mastercard, Inc., Class A	10,324	3,751,845
PayPal Holdings, Inc.(1)	13,761	1,045,010
Visa, Inc., Class A	19,877	4,481,468
		$18,016,430
Food Products — 1.1%
Archer-Daniels-Midland Co.	6,631	$528,226
Bunge, Ltd.	1,830	174,802
Campbell Soup Co.	2,478	136,241
Conagra Brands, Inc.	6,120	229,867
General Mills, Inc.	7,331	626,507
Hershey Co. (The)	1,827	464,807
Hormel Foods Corp.	3,699	147,516
JM Smucker Co. (The)	1,382	217,485
Kellogg Co.	3,171	212,330
Kraft Heinz Co. (The)	9,803	379,082

Calvert
VP S&P 500® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Lamb Weston Holdings, Inc.	1,808	$ 188,972
McCormick & Co., Inc.	3,186	265,107
Mondelez International, Inc., Class A	16,694	1,163,906
Tyson Foods, Inc., Class A	3,648	216,399
		$ 4,951,247
Gas Utilities — 0.0%(4)
Atmos Energy Corp.	1,785	$ 200,563
		$ 200,563
Ground Transportation — 0.8%
CSX Corp.	25,378	$759,817
J.B. Hunt Transport Services, Inc.	1,000	175,460
Norfolk Southern Corp.	2,795	592,540
Old Dominion Freight Line, Inc.	1,094	372,879
Union Pacific Corp.	7,496	1,508,645
		$3,409,341
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	21,226	$2,149,345
Align Technology, Inc.(1)	894	298,721
Baxter International, Inc.	6,085	246,808
Becton Dickinson and Co.	3,443	852,280
Boston Scientific Corp.(1)	17,289	864,969
Cooper Cos., Inc. (The)	607	226,629
DENTSPLY SIRONA, Inc.	2,627	103,189
DexCom, Inc.(1)	4,662	541,631
Edwards Lifesciences Corp.(1)	7,463	617,414
GE HealthCare Technologies, Inc.(1)	4,396	360,604
Hologic, Inc.(1)	3,002	242,261
IDEXX Laboratories, Inc.(1)	1,025	512,582
Insulet Corp.(1)	850	271,116
Intuitive Surgical, Inc.(1)	4,321	1,103,886
Medtronic PLC	16,244	1,309,591
ResMed, Inc.	1,831	400,971
STERIS PLC	1,277	244,264
Stryker Corp.	4,125	1,177,564
Teleflex, Inc.	566	143,373
Zimmer Biomet Holdings, Inc.	2,533	327,264
		$11,994,462
Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	2,016	$322,782
Cardinal Health, Inc.	3,164	238,882
Centene Corp.(1)	6,835	432,040
Cigna Corp.	3,637	929,363
Security	Shares	Value
Health Care Providers & Services (continued)
CVS Health Corp.	15,635	$ 1,161,837
DaVita, Inc.(1)	786	63,752
Elevance Health, Inc.	2,915	1,340,346
HCA Healthcare, Inc.	2,559	674,757
Henry Schein, Inc.(1)	1,675	136,580
Humana, Inc.	1,528	741,783
Laboratory Corp. of America Holdings	1,113	255,344
McKesson Corp.	1,667	593,535
Molina Healthcare, Inc.(1)	745	199,280
Quest Diagnostics, Inc.	1,375	194,535
UnitedHealth Group, Inc.	11,437	5,405,012
Universal Health Services, Inc., Class B	818	103,968
		$12,793,796
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	6,880	$151,153
Ventas, Inc.	5,125	222,169
Welltower, Inc.	5,768	413,508
		$786,830
Hotel & Resort REITs — 0.0%(4)
Host Hotels & Resorts, Inc.	9,109	$150,207
		$150,207
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.(1)	468	$1,241,328
Caesars Entertainment, Inc.(1)	2,622	127,980
Carnival Corp.(1)(2)	12,221	124,043
Chipotle Mexican Grill, Inc.(1)	342	584,235
Darden Restaurants, Inc.	1,524	236,464
Domino's Pizza, Inc.	451	148,771
Expedia Group, Inc.(1)	1,930	187,268
Hilton Worldwide Holdings, Inc.	3,265	459,940
Las Vegas Sands Corp.(1)	4,044	232,328
Marriott International, Inc., Class A	3,248	539,298
McDonald's Corp.	8,918	2,493,562
MGM Resorts International	3,847	170,884
Norwegian Cruise Line Holdings, Ltd.(1)	5,240	70,478
Royal Caribbean Cruises, Ltd.(1)	2,700	176,310
Starbucks Corp.	14,016	1,459,486
Wynn Resorts, Ltd.(1)	1,258	140,783
Yum! Brands, Inc.	3,502	462,544
		$8,855,702
Household Durables — 0.4%
D.R. Horton, Inc.	3,939	$384,801

Calvert
VP S&P 500® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Garmin, Ltd.	1,851	$ 186,803
Lennar Corp., Class A	3,174	333,619
Mohawk Industries, Inc.(1)	700	70,154
Newell Brands, Inc.	5,171	64,327
NVR, Inc.(1)	39	217,315
PulteGroup, Inc.	2,750	160,270
Whirlpool Corp.	671	88,586
		$ 1,505,875
Household Products — 1.4%
Church & Dwight Co., Inc.	2,989	$264,258
Clorox Co. (The)	1,570	248,437
Colgate-Palmolive Co.	10,265	771,415
Kimberly-Clark Corp.	4,074	546,812
Procter & Gamble Co. (The)	28,870	4,292,680
		$6,123,602
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	8,456	$203,621
		$203,621
Industrial Conglomerates — 0.8%
3M Co.	6,672	$701,294
General Electric Co.	13,189	1,260,868
Honeywell International, Inc.	8,195	1,566,229
		$3,528,391
Industrial REITs — 0.3%
Prologis, Inc.	11,282	$1,407,655
		$1,407,655
Insurance — 2.1%
Aflac, Inc.	6,830	$440,671
Allstate Corp. (The)	3,201	354,703
American International Group, Inc.	8,968	451,628
Aon PLC, Class A	2,497	787,279
Arch Capital Group, Ltd.(1)	4,600	312,202
Arthur J. Gallagher & Co.	2,545	486,884
Assurant, Inc.	747	89,692
Brown & Brown, Inc.	2,885	165,657
Chubb, Ltd.	5,075	985,463
Cincinnati Financial Corp.	1,912	214,297
Everest Re Group, Ltd.	485	173,640
Globe Life, Inc.	1,092	120,142
Hartford Financial Services Group, Inc. (The)	3,977	277,157
Lincoln National Corp.	1,927	43,300
Security	Shares	Value
Insurance (continued)
Loews Corp.	2,433	$ 141,163
Marsh & McLennan Cos., Inc.	5,987	997,135
MetLife, Inc.	7,955	460,913
Principal Financial Group, Inc.	2,747	204,157
Progressive Corp. (The)	7,062	1,010,290
Prudential Financial, Inc.	4,442	367,531
Travelers Cos., Inc. (The)	2,829	484,919
W.R. Berkley Corp.	2,622	163,246
Willis Towers Watson PLC	1,307	303,720
		$9,035,789
Interactive Media & Services — 4.6%
Alphabet, Inc., Class A(1)	72,914	$7,563,369
Alphabet, Inc., Class C(1)	63,543	6,608,472
Match Group, Inc.(1)	3,413	131,025
Meta Platforms, Inc., Class A(1)	27,241	5,773,458
		$20,076,324
IT Services — 1.2%
Accenture PLC, Class A	7,671	$2,192,449
Akamai Technologies, Inc.(1)	2,073	162,316
Cognizant Technology Solutions Corp., Class A	6,372	388,246
DXC Technology Co.(1)	2,829	72,309
EPAM Systems, Inc.(1)	715	213,785
Gartner, Inc.(1)	973	316,974
International Business Machines Corp.	11,038	1,446,971
VeriSign, Inc.(1)	1,149	242,818
		$5,035,868
Leisure Products — 0.0%(4)
Hasbro, Inc.	1,748	$93,850
		$93,850
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	3,573	$494,289
Bio-Rad Laboratories, Inc., Class A(1)	289	138,437
Bio-Techne Corp.	1,960	145,412
Charles River Laboratories International, Inc.(1)	644	129,972
Danaher Corp.	7,978	2,010,775
Illumina, Inc.(1)	1,899	441,612
IQVIA Holdings, Inc.(1)	2,242	445,911
Mettler-Toledo International, Inc.(1)	277	423,868
PerkinElmer, Inc.	1,524	203,088
Thermo Fisher Scientific, Inc.	4,777	2,753,320
Waters Corp.(1)	754	233,461

Calvert
VP S&P 500® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc.	901	$ 312,170
		$ 7,732,315
Machinery — 1.8%
Caterpillar, Inc.	6,352	$ 1,453,592
Cummins, Inc.	1,735	414,457
Deere & Co.	3,293	1,359,614
Dover Corp.	1,788	271,669
Fortive Corp.	4,271	291,154
IDEX Corp.	970	224,099
Illinois Tool Works, Inc.	3,374	821,400
Ingersoll Rand, Inc.	5,080	295,554
Nordson Corp.	700	155,582
Otis Worldwide Corp.	5,172	436,517
PACCAR, Inc.	6,526	477,703
Parker-Hannifin Corp.	1,550	520,970
Pentair PLC	2,169	119,881
Snap-on, Inc.	668	164,922
Stanley Black & Decker, Inc.	1,889	152,216
Westinghouse Air Brake Technologies Corp.	2,238	226,172
Xylem, Inc.	2,300	240,810
		$7,626,312
Media — 0.8%
Charter Communications, Inc., Class A(1)	1,297	$463,820
Comcast Corp., Class A	51,278	1,943,949
DISH Network Corp., Class A(1)	3,394	31,666
Fox Corp., Class A	3,772	128,437
Fox Corp., Class B	1,942	60,804
Interpublic Group of Cos., Inc. (The)	4,869	181,321
News Corp., Class A	5,344	92,291
News Corp., Class B	2,023	35,261
Omnicom Group, Inc.	2,521	237,831
Paramount Global, Class B	6,215	138,657
		$3,314,037
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	17,599	$719,975
Newmont Corp.	9,581	469,661
Nucor Corp.	3,097	478,394
Steel Dynamics, Inc.	2,040	230,642
		$1,898,672
Multi-Utilities — 0.8%
Ameren Corp.	3,180	$274,720
CenterPoint Energy, Inc.	7,747	228,227
Security	Shares	Value
Multi-Utilities (continued)
CMS Energy Corp.	3,504	$ 215,075
Consolidated Edison, Inc.	4,433	424,105
Dominion Energy, Inc.	10,058	562,343
DTE Energy Co.	2,339	256,214
NiSource, Inc.	5,358	149,810
Public Service Enterprise Group, Inc.	6,247	390,125
Sempra Energy	3,794	573,501
WEC Energy Group, Inc.	3,947	374,136
		$3,448,256
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	1,874	$235,356
Boston Properties, Inc.	1,813	98,119
		$333,475
Oil, Gas & Consumable Fuels — 4.1%
APA Corp.	3,881	$139,949
Chevron Corp.	21,747	3,548,241
ConocoPhillips	14,902	1,478,427
Coterra Energy, Inc.	9,791	240,271
Devon Energy Corp.	8,058	407,815
Diamondback Energy, Inc.	2,208	298,455
EOG Resources, Inc.	7,090	812,727
EQT Corp.	4,600	146,786
Exxon Mobil Corp.	50,279	5,513,595
Hess Corp.	3,349	443,207
Kinder Morgan, Inc.	24,401	427,262
Marathon Oil Corp.	7,666	183,677
Marathon Petroleum Corp.	5,528	745,340
Occidental Petroleum Corp.	8,777	547,948
ONEOK, Inc.	5,499	349,407
Phillips 66	5,705	578,373
Pioneer Natural Resources Co.	2,868	585,760
Targa Resources Corp.	2,800	204,260
Valero Energy Corp.	4,654	649,698
Williams Cos., Inc. (The)	14,702	439,002
		$17,740,200
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(1)	1,813	$76,073
American Airlines Group, Inc.(1)	7,946	117,204
Delta Air Lines, Inc.(1)	8,165	285,122
Southwest Airlines Co.	7,557	245,905
United Airlines Holdings, Inc.(1)	4,021	177,929
		$902,233

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VP S&P 500® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	2,853	$ 703,150
		$ 703,150
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	25,939	$ 1,797,832
Catalent, Inc.(1)	2,327	152,907
Eli Lilly & Co.	9,651	3,314,346
Johnson & Johnson	31,993	4,958,915
Merck & Co., Inc.	31,024	3,300,643
Organon & Co.	3,526	82,932
Pfizer, Inc.	68,727	2,804,062
Viatris, Inc.	15,111	145,368
Zoetis, Inc.	5,626	936,391
		$17,493,396
Professional Services — 0.8%
Automatic Data Processing, Inc.	5,071	$1,128,957
Broadridge Financial Solutions, Inc.	1,467	215,018
CoStar Group, Inc.(1)	4,873	335,506
Equifax, Inc.	1,506	305,477
Jacobs Solutions, Inc.	1,648	193,656
Leidos Holdings, Inc.	1,790	164,787
Paychex, Inc.	3,872	443,693
Robert Half International, Inc.	1,459	117,552
Verisk Analytics, Inc.	1,888	362,232
		$3,266,878
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	3,814	$277,697
		$277,697
Residential REITs — 0.3%
AvalonBay Communities, Inc.	1,750	$294,105
Camden Property Trust	1,285	134,719
Equity Residential	4,106	246,360
Essex Property Trust, Inc.	832	174,005
Invitation Homes, Inc.	7,136	222,857
Mid-America Apartment Communities, Inc.	1,471	222,180
UDR, Inc.	3,758	154,304
		$1,448,530
Retail REITs — 0.3%
Federal Realty Investment Trust	971	$95,964
Kimco Realty Corp.	7,823	152,783
Realty Income Corp.	7,672	485,791
Regency Centers Corp.	1,918	117,343
Security	Shares	Value
Retail REITs (continued)
Simon Property Group, Inc.	3,946	$ 441,834
		$ 1,293,715
Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc.(1)	19,697	$ 1,930,503
Analog Devices, Inc.	6,172	1,217,242
Applied Materials, Inc.	10,265	1,260,850
Broadcom, Inc.	5,113	3,280,194
Enphase Energy, Inc.(1)	1,641	345,069
First Solar, Inc.(1)	1,197	260,347
Intel Corp.	50,376	1,645,784
KLA Corp.	1,686	673,001
Lam Research Corp.	1,646	872,577
Microchip Technology, Inc.	6,799	569,620
Micron Technology, Inc.	13,358	806,022
Monolithic Power Systems, Inc.	538	269,291
NVIDIA Corp.	30,103	8,361,710
NXP Semiconductors NV	3,128	583,294
ON Semiconductor Corp.(1)	5,260	433,003
Qorvo, Inc.(1)	1,224	124,322
QUALCOMM, Inc.	13,675	1,744,656
Skyworks Solutions, Inc.	1,975	233,010
SolarEdge Technologies, Inc.(1)	689	209,422
Teradyne, Inc.	1,880	202,119
Texas Instruments, Inc.	11,060	2,057,271
		$27,079,307
Software — 9.1%
Adobe, Inc.(1)	5,574	$2,148,052
ANSYS, Inc.(1)	1,072	356,762
Autodesk, Inc.(1)	2,674	556,620
Cadence Design Systems, Inc.(1)	3,370	708,003
Ceridian HCM Holding, Inc.(1)	1,816	132,968
Fair Isaac Corp.(1)	306	215,023
Fortinet, Inc.(1)	7,827	520,182
Gen Digital, Inc.	6,998	120,086
Intuit, Inc.	3,442	1,534,547
Microsoft Corp.	91,128	26,272,202
Oracle Corp.	18,756	1,742,808
Paycom Software, Inc.(1)	614	186,662
PTC, Inc.(1)	1,317	168,879
Roper Technologies, Inc.	1,280	564,083
Salesforce, Inc.(1)	12,201	2,437,516
ServiceNow, Inc.(1)	2,469	1,147,394
Synopsys, Inc.(1)	1,846	713,017

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VP S&P 500® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Tyler Technologies, Inc.(1)	503	$ 178,384
		$ 39,703,188
Specialized REITs — 1.2%
American Tower Corp.	5,692	$ 1,163,103
Crown Castle, Inc.	5,329	713,233
Digital Realty Trust, Inc.	3,562	350,180
Equinix, Inc.	1,121	808,286
Extra Space Storage, Inc.	1,648	268,509
Iron Mountain, Inc.	3,577	189,259
Public Storage	1,946	587,965
SBA Communications Corp.	1,349	352,183
VICI Properties, Inc.	12,050	393,071
Weyerhaeuser Co.	8,883	267,645
		$5,093,434
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	795	$96,680
AutoZone, Inc.(1)	229	562,916
Bath & Body Works, Inc.	2,810	102,790
Best Buy Co., Inc.	2,534	198,336
CarMax, Inc.(1)	1,930	124,060
Home Depot, Inc. (The)	12,466	3,678,966
Lowe's Cos., Inc.	7,363	1,472,379
O'Reilly Automotive, Inc.(1)	755	640,980
Ross Stores, Inc.	4,189	444,579
TJX Cos., Inc. (The)	14,195	1,112,320
Tractor Supply Co.	1,400	329,056
Ulta Beauty, Inc.(1)	638	348,138
		$9,111,200
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	182,072	$30,023,673
Hewlett Packard Enterprise Co.	16,183	257,795
HP, Inc.	10,524	308,879
NetApp, Inc.	2,737	174,757
Seagate Technology Holdings PLC	2,349	155,316
Western Digital Corp.(1)	4,186	157,687
		$31,078,107
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	15,167	$1,860,081
Ralph Lauren Corp.	536	62,535
Tapestry, Inc.	2,909	125,407
VF Corp.	4,118	94,343
		$2,142,366
Security	Shares	Value
Tobacco — 0.6%
Altria Group, Inc.	21,633	$ 965,264
Philip Morris International, Inc.	18,922	1,840,165
		$ 2,805,429
Trading Companies & Distributors — 0.3%
Fastenal Co.	7,203	$ 388,530
United Rentals, Inc.	861	340,749
W.W. Grainger, Inc.	567	390,555
		$ 1,119,834
Water Utilities — 0.1%
American Water Works Co., Inc.	2,362	$346,009
		$346,009
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	7,302	$1,057,622
		$1,057,622
Total Common Stocks (identified cost $142,433,784)		$420,493,733

Exchange-Traded Funds — 2.4%

Security	Shares	Value
Equity Funds — 2.4%
SPDR S&P 500 ETF Trust(2)	25,000	$ 10,234,750
Total Exchange-Traded Funds (identified cost $9,727,400)		$ 10,234,750

Rights — 0.0%(4)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(4)
Abiomed, Inc., CVR(1)(5)(6)	544	$ 555
Total Rights (identified cost $555)		$ 555

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VP S&P 500® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 3.1%
Affiliated Fund — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(7)	2,367,503	$ 2,367,503
Total Affiliated Fund (identified cost $2,367,503)		$ 2,367,503
Securities Lending Collateral — 2.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(8)	10,228,696	$ 10,228,696
Total Securities Lending Collateral (identified cost $10,228,696)		$ 10,228,696
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 12/28/23(9)	$1,000	$ 968,196
Total U.S. Treasury Obligations (identified cost $966,388)		$ 968,196
Total Short-Term Investments (identified cost $13,562,587)		$ 13,564,395
Total Investments — 102.3% (identified cost $165,724,326)		$444,293,433
Other Assets, Less Liabilities — (2.3)%		$(10,000,120)
Net Assets — 100.0%		$434,293,313

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $10,286,871 and the total market value of the collateral received by the Fund was $10,354,579, comprised of cash of $10,228,696 and U.S. government and/or agencies securities of $125,883.
(3)	Represents an investment in an issuer that is deemed to be an affiliate.
(4)	Amount is less than 0.05%.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Restricted security. Total market value of restricted securities amounts to $555, which represents less than 0.05% of the net assets of the Fund as of March 31, 2023.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(8)	Represents investment of cash collateral received in connection with securities lending.
(9)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	18	Long	6/16/23	$3,723,975	$107,535
					$107,535
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$555
At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

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VP S&P 500® Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

During the fiscal year to date ended March 31, 2023, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At March 31, 2023, the value of the Fund’s investment in affiliated issuers and funds that may be deemed to be affiliated was $3,764,225, which represents 0.9% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Morgan Stanley	$1,368,227	$ —	$ (15,571)	$127	$43,939	$1,396,722	$12,472	15,908
Short-Term Investments
Liquidity Fund, Institutional Class(1)	8,012,505	5,066,103	(10,711,105)	—	—	2,367,503	55,102	2,367,503
Total				$127	$43,939	$3,764,225	$67,574

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$420,493,733(2)	$ —	$ —	$420,493,733
Exchange-Traded Funds	10,234,750	—	—	10,234,750
Rights	—	—	555	555
Short-Term Investments:
Affiliated Fund	2,367,503	—	—	2,367,503
Securities Lending Collateral	10,228,696	—	—	10,228,696
U.S. Treasury Obligations	—	968,196	—	968,196
Total Investments	$443,324,682	$968,196	$555	$444,293,433
Futures Contracts	$107,535	$ —	$ —	$107,535
Total	$443,432,217	$968,196	$555	$444,400,968

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.